UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10531

Nicholas Family of Funds, Inc.
(Exact Name of Registrant as Specified in Charter)

700 North Water Street, Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer
700 North Water Street
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Registrant's Telephone Number, Including Area Code: 414-272-4650 Date of Fiscal Year End: 12/31/2007 Date of Reporting Period: 03/31/2007 Item 1. Schedule of Investments.

	Schedule of Investments (unaudited)
	Nicholas Liberty Fund
	AS OF: 03/31/07

		VALUE
		-----------
COMMON STOCKS - 75.18%
Consumer Discretionary - Consumer Services -- 0.20%
2,000	Coinmach Service Corp. - Class A	$ 21,220
		-----------
	Consumer Discretionary - Media -- 12.87%
10,600	EchoStar Communications Corporation *	460,358
16,728	Liberty Global, Inc. - Series C *	512,546
1,531	Liberty Media Holding Corporation Capital Common	169,313
16,328	Radio One, Inc. - Class A *	105,642
10,768	Salem Communications Corporation *	134,600
		-----------
		1,382,459
		-----------
	Consumer Discretionary - Retail -- 9.56%
5,000	Bed Bath & Beyond Inc. *	200,850
6,000	Family Dollar Stores, Inc.	177,720
6,913	IAC/InterActiveCorp *	260,689
700	Kohl's Corporation *	53,627
14,021	Liberty Media Holding Corporation Interactive	333,980
		-----------
		1,026,866
		-----------
	Energy -- 9.75%
6,100	Hiland Holdings GP, LP	188,429
6,213	Hiland Partners, LP	358,801
15,000	MV Oil Trust	357,600
3,400	Newfield Exploration Company *	141,814
		-----------
		1,046,644
		-----------
	Financials - Insurance -- 8.91%
600	Assurant, Inc.	32,178
9,000	National Financial Partners Corporation	422,190
4,500	Nationwide Financial Services, Inc.	242,370
5,020	Travelers Companies, Inc. (The)	259,886
		-----------
		956,624
		-----------
	Health Care - Equipment -- 1.63%
9,100	DexCom, Inc. *	71,526
2,100	Medtronic, Inc.	103,026
		-----------
		174,552
		-----------
	Health Care - Pharmaceuticals & Biotechnology -- 1.85%
5,300	Teva Pharmaceutical Industries Ltd.	198,379
		-----------
	Health Care - Services -- 8.76%
13,600	DaVita, Inc. *	725,152
14,651	Dialysis Corporation of America *	185,042
1,000	United Surgical Partners International, Inc. *	30,810
		-----------
		941,004
		-----------
	Industrials - Commerical Services & Supplies -- 3.45%
7,200	Cintas Corporation	259,920
1,500	Manpower Inc.	110,655
		-----------
		370,575
		-----------
	Information Technology - Hardware & Equipment -- 8.45%
3,200	CDW Corporation	196,576
1,000	Daktronics, Inc.	27,440
4,800	FLIR Systems, Inc. *	171,216
2,900	Jabil Circuit, Inc.	62,089
3,700	ScanSource, Inc. *	99,308
8,212	TESSCO Technologies Incorporated *	223,284
9,100	Vishay Intertechnology, Inc. *	127,218
		-----------
		907,131
		-----------
	Information Technology - Software & Services -- 7.73%
4,200	Fiserv, Inc. *	222,852
9,200	Microsoft Corporation	256,404
2,682	NAVTEQ Corporation *	92,512
8,500	Wright Express Corporation *	257,805
		-----------

829,573
-----------
Telecommunication Services -- 2.02%
9,500	Asia Satellite Telecommunications Holdings Limited	216,505
-----------
TOTAL Common Stocks	(COST: $	6,015,355)	8,071,532
-----------

SHORT-TERM INVESTMENTS - 26.42%
Commercial Paper - 22.74%
$250,000	Fiserv, Inc. 04/03/07, 5.32%	249,963
300,000	Coca-Cola Enterprises Inc. 04/05/07, 5.27%	299,868
200,000	UBS Finance (Delaware) LLC 04/9/07, 5.25%	199,796
346,000	Verizon Communications Inc. 04/9/07, 5.30%	345,643
225,000	Walt Disney Company (The) 04/12/07, 5.25%	224,672
275,000	Prudential Financial, Inc. 04/16/07, 5.27%	274,437
250,000	Time Warner Cable Inc. 04/18/07, 5.33%	249,408
100,000	Kraft Foods Inc. 04/20/07, 5.25%	99,737
250,000	John Deere Capital Corporation 04/24/07, 5.26%	249,196
250,000	General Mills, Inc. 05/04/07, 5.28%	248,827
-----------
2,441,547
-----------
Variable Rate Security - 3.68%
395,567	Wisconsin Corporate Central
Credit Union 04/02/07, 4.99%	395,567
-----------
TOTAL Short-term Investments	(COST: $ 2,837,114)	2,837,114
-----------

TOTAL SECURITY HOLDINGS - 101.60%	10,908,646
-----------
LIABILITIES, NET OF OTHER ASSETS	( - 1.60)%	(171,518)
-----------
TOTAL NET ASSETS	$10,737,128
-----------
-----------

% OF NET ASSETS
* NON-INCOME PRODUCING

As of March 31, 2007, investment cost for federal tax purposes was $8,857,254 and the tax basis components of unrealized appreciation/depreciation were as follows:

Unrealized appreciation	$2,264,410
Unrealized depreciation	(213,018)
----------------
Net unrealized appreciation	$2,051,392
----------------
----------------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Family of Funds, Inc. By: /s/ David O. Nicholas Name: David O. Nicholas Title: Principal Executive Officer

Date: 05/29/2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ David O. Nicholas Name: David O. Nicholas Title: Principal Executive Officer Date: 05/29/2007 By: /s/ Jeffrey T. May Name: Jeffrey T. May Title: Principal Financial Officer Date: 05/29/2007